VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

The table below details the activity of the Company’s allowance for sales returns:

	December 31,
	2024	2023	2022

	(in thousands)
Beginning balance	$58,828	$45,529	$46,436
Charges to net sales	335,975	274,926	201,453
Deductions and other adjustments	(308,246)	(261,627)	(202,360)
Ending balance	$86,557	$58,828	$45,529

All other schedules have been omitted because they are not required, not applicable, or the required information is otherwise included.